Associates and Other Investments - Summary of Company's associates and other investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Oct. 03, 2023	Dec. 31, 2022
Disclosure Of Interest In Other Entities [Line Items]
Investment in Arena Minerals		$ 0	$ 17,276
Warrants to purchase shares in Arena Minerals		0	1,616
Investment in Green Technology Metals		3,590	7,451
Investment in Ascend Elements		8,582	5,000
Associates and other investment, gross		12,172	31,343
Assets distributed upon separation (Note 4)		(12,172)	0
Associates and other investments	$ 0	$ 0	$ 31,343